SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

20. SEGMENT INFORMATION

The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates.

The Group's chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Group. Based on management's assessment, the Group has determined that it has three operating segments which are Tutoring, K-12 Schools and Career Enhancement. These three operating segments are also identified as reportable segments. The reportable segments of tutoring and K-12 schools are grouped under the “Better Schools” division because the segments offer programs and education services using a standards-based curriculum that enables students to improve their academic results and educational opportunities. The reportable segments of career enhancement was classified under the “Better Jobs” division because the segments offer services and programs that facilitate post-secondary students to obtain more attractive employment opportunities.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment's revenues, cost of revenues, and gross profit. The CODM does not review balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM. Revenues, cost of revenues, and gross profit by segment were as follows. Discontinued operations have been excluded from the segment information for periods presented.

For the year ended December 31, 2013

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	157,401	183,675	341,076	195,435	536,511
Cost of revenues	(126,247)	(120,793)	(247,040)	(114,533)	(361,573)
Gross profit	31,154	62,882	94,036	80,902	174,938

For the year ended December 31, 2014

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	68,203	168,244	236,447	175,551	411,998
Cost of revenues	(52,728)	(115,416)	(168,144)	(105,892)	(274,036)
Gross profit	15,475	52,828	68,303	69,659	137,962

For the year ended December 31, 2015

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	54,888	186,747	241,635	154,080	395,715
Cost of revenues	(41,048)	(116,819)	(157,867)	(88,078)	(245,945)
Gross profit	13,840	69,928	83,768	66,002	149,770

The Group primarily operates in the PRC. Substantially all the Group's long-lived assets are located in the PRC.